Subsequent Events (Details) (USD $)	1 Months Ended		12 Months Ended		1 Months Ended		0 Months Ended
	Mar. 13, 2014	Oct. 17, 2013	Dec. 31, 2012	Dec. 31, 2013	Jan. 24, 2014 Radnor [Member]	Jan. 21, 2014 Litigation [Member]	Jul. 17, 2014 Subsequent Event [Member]	Jul. 17, 2014 Subsequent Event [Member] Merger Agreement [Member]	Aug. 08, 2014 Subsequent Event [Member] Executive Employement Agreement with Vice President and General Counsel [Member]	Jul. 02, 2014 Subsequent Event [Member] Series B Notes [Member]
Subsequent Events (Textual)
Proceeds form private offering	$ 6,842,650				$ 10,000,000					$ 2,376,625
Fee percentage					10.00%
Warrants, Term					5 years
Percentage of shares of Common Stock					10.00%
Option Grant exercise price					$ 0.30				$ 0.30
Convertible promissory notes principal amount	6,842,650
Notes bear interest rate	12.00%
Common stock at a conversion price	$ 0.30		$ 0.70	$ 0.70
Common stock, Shares	4,561,728					2,500,000
Common stock, Value						300,000
Warrants, exercise price	$ 0.30		$ 0.70							$ 0.30
Warrants exercisable period	5 years
Debt, maturity date	Feb. 11, 2016
Placement agent a fee	382,765
Compensatory Damages		4,000,000				500,000
Convertible notes principal amount										2,376,625
Warrant exercisable										1,584,085
Placement agent warrant exercisable										758,873
Increase in merger agreement borrowings								1,000,000
Merger agreement obligations description							Merger were amended as follows: (i) the condition that the Company have no less than $5,000,000 in cash on hand at the time of the Merger was reduced to no less than $2,000,000 in cash on hand; (ii) the condition that not more than 5% of Richfield's stockholders shall have taken the steps required by the Appraisal Provisions of the NRS to obtain payment for the value of their shares in connection with the Merger was increased to not more than 10% and (iii) the condition that Richfield's liabilities (excluding certain permitted exceptions) not exceed $6,500,000 was increased to $6,650,000.
Merger agreement borrowings								4,000,000
Term of employment									4 years
Salary per annum/month									$ 230,000
Annual raise in salary, Percentage									10.00%
Common stock shares, Grant									400,000
Option granted									2,000,000